Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Pinnacle Focused Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Pinnacle Focused Opportunities ETF
Class Name	Pinnacle Focused Opportunities ETF
Trading Symbol	FCUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pinnacle Focused Opportunities ETF (the "Fund") for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pinnacleetfs.com/fcus/. You can also request this information by contacting us at (844) 466-6723 or by writing to Pinnacle Focused Opportunities ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 466-6723
Additional Information Website	www.pinnacleetfs.com/fcus/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pinnacle Focused Opportunities ETF	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period (one year ended 11/30/2025) the Fund returned 3.04%.The Fund is an active strategy that reallocates and rebalances its equity holdings monthly.Below are the top 10 holdings that contributed the greatest positive impact and the top 10 that had the greatest negative impact on the Fund.

Top 10 Positive Impact Holdings	Top 10 Negative Impact Holdings

Bloom Energy Corp. - Class A
Robinhood Markets, Inc.- Class A
Palantir Technologies, Inc. - Class A
Western Digital Corp.
Oklo, Inc.
Seagate Technology Holdings PLC
ROBLOX Corp. - Class A
Credo Technology Group Holding Ltd.
Wayfair, Inc. - Class A
Comfort Systems USA, Inc.

Reddit, Inc. - Class A
Astera Labs, Inc.
Duolingo, Inc.
Lumen Technologies, Inc.
Cava Group, Inc.
Affirm Holdings, Inc.- Class A
Comstock Resources, Inc.
Joby Aviation, Inc.
BILL Holdings, Inc.
Texas Pacific Land Corp.

What Factors Influenced Performance?

Primary impact on the Fund over the past year was the drawdown of the Fund from mid-February to the early April equity market lows.The Fund had been allocated to very high beta individual stocks leading up to this period and the drawdown was steep and severe when compared to the overall equity market.(2/19/25-4/8/25: FCUS -38.15%; Russell 1000 Equal Weight Index -17.55%)

The Fund performed well leading up to that time (11/30/24-2/19/25: FCUS 3.06%; Russell 1000 Equal Weight Index -2.36%) and it performed well after that time (4/8/25-11/30/25: FCUS 61.55%; Russell 1000 Equal Weight Index 28.93%) as well.

The Fund did have a period during the early April drawdown where it reduced equity exposure down to 50% as its two market risk algorithms both turned negative.However, it increased equity exposure back up to 75% by the close on April 10 (one market risk algorithm turned back positive quickly) and increased back to full equity exposure by the close on June 30 as the second market risk algorithm turned back positive.The portfolio was fully invested the rest of the time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended November 30, 2025	1 Year	Since Inception 12/29/2022
Pinnacle Focused Opportunities ETF - at NAV	3.04%	22.52%
Russell 1000 Total Return Index	14.09%	23.32%

Performance Inception Date	Dec. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.pinnacleetfs.com/fcus/ for more recent performance information.
Net Assets	$ 45,871,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 319,395
Investment Company, Portfolio Turnover	528.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$45,871
Number of Holdings	31
Total Advisory Fee	$319,395
Portfolio Turnover Rate	528%

Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2025)

Sector Breakdown

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Wayfair, Inc. - Class A	4.9
Ciena Corp.	4.9
Seagate Technology Holdings PLC	4.8
Western Digital Corp.	4.8
Micron Technology, Inc.	4.6
Credo Technology Group Holding Ltd.	4.5
Robinhood Markets, Inc. - Class A	4.0
Insmed, Inc.	3.9
Five Below, Inc.	3.6
Teradyne, Inc.	3.5